Long-Term Debt - Amended and Restated Senior Secured Credit Facilities - Additional Information (Detail) - USD ($)						7 Months Ended	9 Months Ended	12 Months Ended
	Nov. 29, 2017	Nov. 27, 2017	May 22, 2017	May 08, 2017	Oct. 28, 2016	Dec. 31, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Proceeds from borrowings on term loan								$ 13,000,000	$ 200,000,000	$ 0
LIBOR [Member]
Debt Instrument [Line Items]
Applicable margin		2.75%	3.00%
ABR [Member]
Debt Instrument [Line Items]
Applicable margin		1.75%	2.00%
Term Loan Facility [Member]
Debt Instrument [Line Items]
Secured debt									$ 702,100,000
Additional borrowing capacity					$ 200,000,000
Secured debt maturity year									2020
Original issuance discount									$ 6,000,000
Deferred financing fees									$ 5,200,000
Applicable margin									4.75%
Term Loan Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate									3.75%
Term Loan Facility [Member] | IPO [Member]
Debt Instrument [Line Items]
Prepayment of borrowings outstanding				$ 159,200,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Secured debt							$ 90,000,000
Line of credit facility, increse in commitments					10,000,000
Maximum borrowing capacity					$ 100,000,000
Amended and Restated Term Loan Facility [Member]
Debt Instrument [Line Items]
Secured debt			$ 565,000,000			$ 554,200,000		$ 554,200,000
Secured debt maturity year								2024
Decrease in applicable margin		0.25%
Proceeds from borrowings on term loan			563,600,000
Original issuance discount			1,400,000			3,600,000		$ 3,600,000
Payments of third party fees			6,400,000
Additional payment of third party fees			1,500,000
Interest expense recognized from third party fees			3,800,000
Payments of third party fees			2,600,000
Deferred financing fees			2,600,000			$ 4,400,000		$ 4,400,000
Applicable margin						4.42%		4.42%
Amended and Restated Term Loan Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate								2.75%
Amended and Restated Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Decrease in applicable margin	0.25%
Payments of deferred financing fees			800,000
Deferred financing fees			$ 800,000
First lean ratio			2.33%
Amount outstanding under the credit facility						$ 0		$ 0	$ 0
Amended and Restated Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Unutilized commitments fee percentage			0.50%
Amended and Restated Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Unutilized commitments fee percentage			0.375%
Amended And Restated Senior Secured Credit Facilities
Debt Instrument [Line Items]
Interest expense recognized from third party fees		$ 700,000
Amended And Restated Senior Secured Credit Facilities | Federal Funds Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate								0.50%
Amended And Restated Senior Secured Credit Facilities | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate								1.00%
Amended and Restated Revolving Credit Facility and Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Stand-by letters of credit						$ 900,000		$ 900,000	$ 600,000
Senior Secured Term Loan [Member] | Term Loan Facility [Member]
Debt Instrument [Line Items]
Secured debt							$ 430,000,000
Secured debt maturity period							7 years
Senior Secured Term Loan [Member] | Amended and Restated Term Loan Facility [Member]
Debt Instrument [Line Items]
Secured debt			$ 565,000,000
Secured debt maturity period			7 years
Security debt maturity date			May 22, 2024
Senior Secured Term Loan [Member] | Amended and Restated Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Secured debt			$ 150,000,000
Security debt maturity date			May 23, 2022
9.000% Senior Notes Due 2021 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Secured debt interest rate					9.00%	9.00%		9.00%
Secured debt maturity year					2021
Net Leverage Ratio lower than 2.75 [Member] | Amended And Restated Senior Secured Credit Facilities
Debt Instrument [Line Items]
Decrease in applicable margin						0.25%
Net leverage ratio						275.00%
Net Leverage Ratio is Less Than 2.50 [Member] | Amended and Restated Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Decrease in applicable margin						0.25%
Net leverage ratio						250.00%